Note 10 - a) Financing, Long-term debt, Composition of foreign currency denominated debt by currency (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Currencies:
United States dollars	$ 35,988	$ 27,583
Japanese Yen	1,583	1,651
Euro	147	131
Other	65	169
Total	$ 37,783	$ 29,534